Supplemental Cash Flow Information - Cash Flow Changes in Operating Asset and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Supplemental Cash Flow Information
Trade accounts receivable	$ (3,466)	$ (6,051)	$ (992)	$ (9,170)
Other accounts receivable	(4,394)	(1,742)	(601)	(2,782)
Prepaid expenses and other	(2,135)	2,198	(6,721)	(1,542)
Inventory	321	385	201	365
Accounts payable	1,841	(367)	3,249	659
Accrued liabilities	(24,540)	782	(21,649)	2,431
Income taxes payable	(40)	(752)	1,416	(1,469)
Operating leases	(185)	(99)	(216)	(118)
Deferred revenue	6,159	10,260	8,517	15,856
Changes in operating assets and liabilities, total	$ (26,439)	$ 4,614	$ (16,796)	$ 4,230